RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - Needham Bank 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Custodian fees	$ 81,440
Custodian
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Custodian fees	$ 81,440
NB Bancorp, Inc | Common stock
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Number of shares held	600,002	633,201